Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Consolidated Statement of Comprehensive Income
Revenue	$ 530	$ 293	$ 640
Other Income	1,628	392	53
Administrative expenses	(34,697)	(25,414)	(59,335)
Exceptional item	(6,000)
Impairment loss on intangible assets	0	(2,032)
Impairment loss on trade receivables and contract assets		(166)
Operating profit/(loss)	(38,539)	(26,927)	(58,642)
Change in fair value of warrants	(261)	6	10,638
Finance costs	(48)	(223)	(284)
Finance income	1,232	930	41
Profit/(loss) before tax	(37,616)	(26,214)	(48,247)
Income tax	2,186		141
Profit/(loss) from continuing operations	(35,430)	(26,214)	(48,106)
Profit/(loss) from discontinued operation, net of tax	87	(30,604)	(26,421)
Profit/(loss) for the financial year attributable to equity holders	(35,343)	(56,818)	(74,527)
Items that may be reclassified to profit or loss
Currency translation differences	(1,037)	(11,231)	(1,567)
Total comprehensive profit/(loss) for the year attributable to equity holders	(36,380)	(68,049)	(76,094)
Total comprehensive profit/(loss) for the year attributable to equity holders arises from:
Continuing operations	(36,467)	(37,445)	(49,673)
Discontinued operations	87	(30,604)	(26,421)
Total comprehensive profit/(loss) for the year attributable to equity holders	$ (36,380)	$ (68,049)	$ (76,094)
Earnings per ordinary share from continuing operations attributable to equity holders
Basic earnings per share, continuing operations	$ (2.57)	$ (5.18)	$ (9.15)
Diluted earnings per share, continuing operations	(2.57)	(5.18)	(9.15)
Earnings per ordinary share for the loss attributable to equity holders
Basic earnings per share	(2.56)	(11.23)	(14.17)
Diluted earnings per share	$ (2.56)	$ (11.23)	$ (14.17)